UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☐    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period             to
Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,
of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐
☑    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:   0001728647

OneMain Financial Issuance Trust 2022-S1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  0001910289
Central Index Key Number of underwriter (if applicable):

Michelle K. Mauerman, (812) 475-7004
Name and telephone number, including area code,
of the person to contact in connection with this filing

EXPLANATORY NOTE
This amendment amends the FORM ABS-15G filed on February 9, 2022 (the “Original Form ABS 15-G”) (See Accession Number: 0001910289-22-000005). The sole purpose of this amendment is to update the name of the issuing entity. There is no new report to attach to this amendment, and there is no other change from the Original Form ABS-15G.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
SPRINGLEAF FUNDING II, LLC
(Depositor)
By:    /s/ David R. Schulz
Name: David R. Schulz
Title: President and Treasurer
Date: February 10, 2022